Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000
Series A Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000	25,000
Preferred stock, shares issued (in shares)	25,000	25,000
Preferred stock, shares outstanding (in shares)	25,000	25,000
Series B Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	29,737	25,510
Preferred stock, shares issued (in shares)	0	25,510
Preferred stock, shares outstanding (in shares)	0	25,510
Class A Common Stock
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, issued (in shares)	31,184,738	18,199,586
Common stock, outstanding (in shares)	31,184,738	18,199,586
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Class B Common Stock
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, issued (in shares)	59,930,000	59,930,000
Common stock, outstanding (in shares)	59,930,000	59,930,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001